Shareholder Fees (Vanguard Windsor II Fund Retail)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20